CASH, MONEY MARKET FUNDS, AND SHORT-TERM INVESTMENTS (Details 2) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Money market funds	$ 29,972	$ 19,945	$ 0
Corporate debt securities	60,251	70,113	$ 0
Total	$ 90,223	$ 90,058